Cover Page	Aug. 18, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 18, 2020
Entity Registrant Name	GTT Communications, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35965
Entity Tax Identification Number	20-2096338
Entity Address, Address Line One	7900 Tysons One Place
Entity Address, Address Line Two	Suite 1450
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	571
Local Phone Number	461-0009
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $.0001 per share
Trading Symbol	GTT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001315255